SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS [Text Block]

14. Share-Based Payments

The Company has an incentive Stock Option Plan under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees or consultants of the Company or any of its subsidiaries.  No amounts are paid or payable by the recipient on receipt of the option, and the exercise of the options granted is not dependent on any performance-based criteria. In accordance with these programs, options are exercisable at a price not less than the last closing price of the shares at the grant date.

Under this Stock Option Plan, unless otherwise determined by the board at the time of the granting of the options, 25% of the options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date.  As per the determination of the board, (a) the stock options granted on June 24, 2019, December 6, 2019, January 14, 2020, March 15, 2021, September 3, 2021, September 29, 2021, March 14, 2022, June 14, 2022, May 29, 2023, July 7, 2023, August 26, 2024, December 9, 2024, December 11, 2024 and certain stock options granted on September 15, 2020 and February 8, 2024 fully vested on the 4 month anniversary of the grant date, (b) 50% of the stock granted on April 15, 2022 vested on the grant date and the remaining 50% of such stock options vested on the 5 month anniversary of the grant date, (c) 50,000 of the  stock options granted on February 8, 2024 vested on the 6 month anniversary date and another 50,000 of the stock options granted on February 8, 2024 vested on the 12 month anniversary of the grant date, (d) certain stock options granted on September 15, 2020 and all of the stock options granted October 1, 2021 and on November 20, 2024 vested on the grant date, (e) the stock options granted on May 1, 2024, August 23, 2024 and November 22, 2024 fully vest on the 6 month anniversary of the grant date, and (f) 25% of the stock options granted on April 4, 2024 vested on the grant date and 25% of such stock options vest on each of August 1, 2024, December 1, 2024 and April 1, 2025.

The following tables summarize information about stock options:

For the year ended December 31, 2023
Exercise Price Range (Cdn$)	Opening Balance	During the year			Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Expired
0-0.70	10,831,000	550,000	-	(25,000)	11,356,000	2.04	11,356,000	-
Weighted Average Exercise Price (Cdn$)	0.59	0.50		0.70	0.58		0.53

For the period ended December 31, 2024
Exercise Price Range (Cdn$)	Opening Balance	During the year			Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Expired
0-0.70	11,356,000	7,340,000	(1,470,000)	(2,570,000)	14,656,000	2.89	11,291,000	3,365,000
Weighted Average Exercise Price (Cdn$)	0.58	0.42	0.17	0.36	0.62		0.56	0.40

During the year ended December 31, 2024, the Company recognized in the statement of loss and comprehensive loss as share-based payments expense $407,206 (year ended December 31, 2023 - $27,413; year ended December 31, 2022 - $377,402) representing the vesting of the fair value at the date of grant of stock options previously granted to employees, directors and officers under the Company's Stock Option Plan.

During the year ended December 31, 2024, the Company recognized $229,947 representing the vesting of fair value at the date of grant of stock options previously granted to consultants, which was recorded under consulting, management and professional fees in the consolidated statements of loss and comprehensive loss (year ended December 31, 2023 - $38,359; year ended December 31, 2022 - $224,329). In addition, an amount of $24,721 for the year ended December 31, 2024 (year ended December 31, 2023 - $nil; year ended December 31, 2022 - $86,085) related to stock options issued to employees of the Company's subsidiary in the Congo was capitalized to exploration and evaluation asset.

The value of the options was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 0.26% - 4.45%, which is based on the Bank of Canada benchmark bonds yield 2 to 3 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options

(ii) Expected volatility: 55.18% - 93.92%, which is based on the Company's historical stock prices

(iii) Expected life: 0.5 - 3 years

(iv) Expected dividends: $Nil